Consolidated Statement of Operation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Contract revenue	$ 33,917	$ 0	$ 2,340
Cost of product sales	(1,393)	0	0
Research and development expenses	(158,002)	(142,032)	(107,537)
Selling and marketing expenses	(64,780)	(22,101)	0
General and administrative expenses	(71,462)	(55,130)	(14,202)
Total operating expense	(295,637)	(219,263)	(121,739)
Loss from operations	(261,720)	(219,263)	(119,399)
Other income (expense)
Financial expense	(18,340)	(4,926)	(156)
Financial income	66	832	2,253
Non-operating income (expense)	28,489	(22,606)	1,400
Total other income (expense)	10,215	(26,700)	3,497
Loss before taxes	(251,505)	(245,963)	(115,902)
Income tax benefit (expense)	21,479	(327)	(582)
Net loss	(230,026)	(246,290)	(116,484)
Net loss attributable to:
Owners of the parent	$ (230,026)	$ (246,290)	$ (116,484)
Net loss per share
Basic net loss per share (in USD per share)	$ (3.00)	$ (3.77)	$ (2.36)
Diluted earnings (loss) per share from discontinued operations (in USD per share)	$ (3.00)	$ (3.77)	$ (2.36)
Product Revenue
Condensed Income Statements, Captions [Line Items]
Contract revenue	$ 33,917	$ 0	$ 0
Contract Revenue
Condensed Income Statements, Captions [Line Items]
Contract revenue	$ 0	$ 0	$ 2,340